Provisions - Changes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	$ 142,727	$ 167,451
Charges for the year	77,829	97,039
Provisions reversed with a credit to income	(8,584)	(6,373)
Amounts used	(96,402)	(123,537)
Remeasurement through other comprehensive income (loss)	(1,942)	4,367
Exchange differences and others	(6,112)	3,780
Balance at end of period	107,516	142,727
Environmental provisions
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	2,083	1,564
Charges for the year		1,292
Amounts used	(328)	(727)
Exchange differences and others	(144)	(46)
Balance at end of period	1,611	2,083
Provisions for litigation in progress
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	7,913	23,142
Charges for the year	1,705	7,142
Provisions reversed with a credit to income	(2,803)	(487)
Amounts used	(6,644)	(22,029)
Exchange differences and others	2,032	145
Balance at end of period	2,203	7,913
Provisions for third-party liabilities
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	10,596	5,960
Charges for the year	476	267
Amounts used	(247)	(215)
Remeasurement through other comprehensive income (loss)	(1,942)	4,367
Exchange differences and others	(620)	217
Balance at end of period	8,263	10,596
Provisions for Carbon dioxide emissions allowances
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	90,471	102,756
Charges for the year	72,427	81,424
Provisions reversed with a credit to income		(3,036)
Amounts used	(84,621)	(93,471)
Exchange differences and others	(5,956)	2,798
Balance at end of period	72,321	90,471
Provision for restructuring cost
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	15,243	21,539
Provisions reversed with a credit to income	(4,422)
Amounts used	(4,248)	(6,977)
Exchange differences and others	(838)	681
Balance at end of period	5,735	15,243
Other provisions
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	16,421	12,490
Charges for the year	3,221	6,914
Provisions reversed with a credit to income	(1,359)	(2,850)
Amounts used	(314)	(118)
Exchange differences and others	(586)	(15)
Balance at end of period	$ 17,383	$ 16,421